Debt, Receivables Financing Agreement (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	May 31, 2016 USD ($)
LIBOR [Member]
Debt Instrument, Receivables Financing Agreement [Abstract]
Outstanding borrowing	$ 927.6	€ 601.2
Receivables Financing Agreement [Member]
Debt Instrument, Receivables Financing Agreement [Abstract]
Increase in aggregate borrowing capacity	50.0
Aggregate borrowing capacity	125.0
Outstanding borrowing	0.0
Letters of credit outstanding	27.6
Remaining borrowing capacity	$ 62.4
Letters of credit interest rate	1.60%
Prior notice period for prepayment of borrowings or letters of credit	1 day
Prior notice period for termination of agreement	15 days
Receivables Financing Agreement [Member] | LIBOR [Member]
Debt Instrument, Receivables Financing Agreement [Abstract]
Interest rate	1.60%	1.60%
Receivables Financing Agreement [Member] | Base Rate [Member]
Debt Instrument, Receivables Financing Agreement [Abstract]
Interest rate	1.60%	1.60%
Receivables Financing Agreement [Member] | Maximum [Member]
Debt Instrument, Receivables Financing Agreement [Abstract]
Aggregate borrowing			$ 75.0